ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 99.4%

China — 1.5%
Consumer Staples — 1.5%
JD Health International*	189,000	$777,433

Germany — 1.7%
Health Care — 1.7%
Siemens Healthineers	15,939	910,658

Italy — 1.2%
Health Care — 1.2%
DiaSorin	5,629	606,817

Japan — 1.8%
Health Care — 1.8%
PeptiDream*	30,400	421,301
Terumo	26,000	492,044
		913,345

Luxembourg — 1.6%
Health Care — 1.6%
Eurofins Scientific	15,906	857,514

Netherlands — 1.7%
Health Care — 1.7%
Koninklijke Philips*	32,144	891,524

Switzerland — 4.5%
Health Care — 4.5%
CRISPR Therapeutics*	15,661	651,341
Lonza Group	1,423	912,049
Tecan Group	3,085	801,784
		2,365,174

United Kingdom — 1.3%
Health Care — 1.3%
Smith & Nephew PLC	50,704	650,181

United States — 84.1%
Health Care — 82.8%
Abbott Laboratories	6,607	845,234
Agilent Technologies	5,630	853,057
Align Technology*	3,187	698,304
Alnylam Pharmaceuticals*	3,634	985,941
Arrowhead Pharmaceuticals*	36,286	721,366
Artivion*	26,373	816,508
Axogen*	62,454	1,137,287
Azenta*	17,362	938,416
Baxter International	17,497	569,702
Becton Dickinson	3,070	760,132
BioMarin Pharmaceutical*	9,629	610,093
Bio-Rad Laboratories, Cl A*	2,175	784,914
Boston Scientific*	10,339	1,058,300
Bristol-Myers Squibb	11,135	656,408
CareDx*	28,265	658,574
Description	Shares	Fair Value

United States — continued
Health Care — continued
Charles River Laboratories International*	4,856	$800,074
CONMED	8,638	620,036
Danaher	4,047	901,429
DexCom*	8,628	749,169
Edwards Lifesciences*	11,261	815,859
Exact Sciences*	11,331	635,103
Fulgent Genetics*	34,302	570,785
GE HealthCare Technologies	8,856	781,985
Glaukos*	5,046	789,396
Globus Medical, Cl A*	7,601	704,765
GRAIL*	27,566	834,698
Guardant Health*	25,258	1,186,621
Health Catalyst*	58,550	329,637
Hologic*	9,332	673,210
Illumina*	6,337	841,173
Incyte*	10,549	782,314
Integra LifeSciences Holdings*	24,536	640,390
Intuitive Surgical*	1,692	967,621
IQVIA Holdings*	4,206	846,920
iRhythm Technologies*	8,365	910,530
Masimo*	3,731	650,052
Medpace Holdings*	2,207	770,574
Moderna*	17,497	689,732
Natera*	5,427	960,145
Novocure*	27,977	685,996
Omnicell*	16,764	754,212
Penumbra*	3,613	964,563
QIAGEN	16,701	745,533
Regeneron Pharmaceuticals*	1,102	741,624
Revvity	4,399	554,846
Roche Holding	2,401	756,221
STAAR Surgical*	35,320	854,391
Stryker	2,419	946,531
Tempus AI, Cl A*	16,617	953,650
Thermo Fisher Scientific	1,760	1,052,040
Twist Bioscience*	13,430	703,329
United Therapeutics*	1,814	637,022
Veeva Systems, Cl A*	2,436	568,221
Veracyte*	16,144	734,229
Vertex Pharmaceuticals*	2,015	930,285
		43,129,147

Information Technology — 1.3%
Novanta*	4,636	693,824

		43,822,971
Total Common Stock
(Cost $55,653,410)		51,795,617

ROBO Global®

Healthcare Technology and Innovation ETF

Schedule of Investments

January 31, 2025 (Unaudited)

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 0.5%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(A)	266,172	$266,172

Total Short-Term Investment
(Cost $266,172)		266,172

Total Investments - 99.9%
(Cost $55,919,582)		$52,061,789

Percentages based on Net Assets of $52,103,380.

*	Non-income producing security.
††	Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate shown is the 7-day effective yield as of January 31, 2025.

Cl – Class

PLC - Public Limited Company

ROB-QH-001-2300